ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 3,524,876	$ 3,309,850
Accrued professional fees	776,518	576,786
Other tax payables	2,298,780	2,263,055
Interest payable	$ 38,054	148,995
Contingent liability (Note 18)		400,000
Others	$ 1,978,603	2,256,977
Total	$ 8,616,831	$ 8,955,663